MEG ENERGY CORP. ACQUISITION (Details) - MEG Energy Corp shares in Millions, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 CAD ($)	Nov. 13, 2025 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Total Purchase Consideration			$ 7,100
Cash transferred			$ 3,400
Number of instruments or interests issued or issuable | shares			143.9
Other tangible or intangible assets transferred			$ 32
Adjustment to purchase price allocation		$ 0
Transaction costs	$ 6	$ 28